UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01899

BNY Mellon Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	08/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Research Growth Fund, Inc.

SEMIANNUAL REPORT August 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Research Growth Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Research Growth Fund, Inc., covering the six-month period from March 1, 2019 through August 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility experienced in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. In May, escalating trade tensions disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. However, despite supportive central bank policies, recurring trade disputes and concerns over slowing global growth contributed to pockets of equity volatility in July and August.

Fixed-income indices generally rose during the six months. During its May meeting, the Fed reiterated its patient stance regarding future interest-rate hikes and its willingness to take action to support economic growth rates. At the end of July, the Fed cut the federal funds rate by 25 basis points. Supportive policies from the Fed as well as other global central banks, coupled with high demand for fixed-income instruments throughout much of the six months, led to strong bond market returns.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
September 16, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from March 1, 2019 through August 31, 2019, as provided by Leigh N. Todd, Erik A. Swords, Monty A. Kori, Matthew T. Jenkin and Barry Mills, portfolio managers

Market and Fund Performance Overview

For the six-month period ended August 31, 2019, BNY Mellon Research Growth Fund, Inc.’s (formerly, Dreyfus Research Growth Fund, Inc.) Class A shares produced a total return of 3.97%, Class C shares returned 3.56%, Class I shares returned 4.04%, Class Y shares returned 4.12% and Class Z shares returned 4.03%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of 9.21% over the same period.2

Despite some concerns about trade tensions and a potential slowdown in global economic growth, stocks gained ground amid continued U.S. expansion, steady corporate earnings and supportive monetary policy. The fund lagged its benchmark, largely due to unfavorable security selection in the information technology, health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong, near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the head of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Index.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

U.S. Economic Growth, Steady Earnings and Monetary Policy Boosted Markets

Equity markets continued to benefit from a strong U.S. economy, steady earnings and supportive monetary policy, as the Federal Reserve cut the federal funds rate by a quarter point. The late-cycle nature of the U.S. expansion, however, and the slowing pace of global growth, weighed on markets, as leading economic indicators and purchasing manager indices weakened.

Globally, China continued to provide stimulus to its economy, while central banks in developed markets tended to move in the direction of looser monetary policy. Geopolitical concerns also weighed on markets to some extent, particularly the outcome of the Brexit conflict in the UK.

Trade tensions also continued to cause concern. While progress appeared early in the reporting period, hope for an agreement between the U.S. and China wavered later, raising the possibility that a deal would not occur before the U.S. election in 2020. At times, progress on this front eased worry, however, buoying markets. In this environment, growth stocks substantially outperformed value-oriented stocks, and small caps underperformed their large- and mid-cap counterparts.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Stock Selection Hindered Gains

The fund lagged the market’s rise, primarily due to stock selections in the information technology, health care and consumer discretionary sectors. In the information technology sector, underperformance stemmed largely from selections in the software industry, where positions in Palo Alto Networks, Splunk and Teradata detracted from the fund’s returns. In the health care sector, notable underperformers included Align Technology, makers of Invisalign orthodontic products, and two biotech companies, Sarepta Therapeutics and BioMarin Pharmaceutical. In the consumer discretionary sector, positions in PVH, makers of Calvin Klein and Tommy Hilfiger clothing, were hurt as a stronger U.S. dollar reduced overseas revenues. In addition, Wayfair, an online retailer of home furnishings, declined as it lowered its third-quarter guidance.

On the upside, stock selections in the industrials, materials and utilities sectors partially offset losses. In the industrials sector, leading selections included CoStar Group, a provider of software and analytics to the commercial real estate industry, and Cintas, a supplier of uniforms and other business services. In the materials sector, Newmont Goldcorp performed well on the acquisition and management of a new mining asset, while in the utilities sector, NextEra Energy benefited from its exposure to the alternative energy industry.

Positioned to Benefit From Moderating Economic Fundamentals

We believe the recent volatility in the market will persist over the short term, given stable global growth and supportive monetary policies, offset by the late-cycle nature of the U.S. economy and continuing trade tensions. We will continue to monitor the status of trade conflicts and related negotiations, as well as other geopolitical developments that could derail global economic growth or otherwise put pressure on markets. We have positioned the fund to outperform in this environment by emphasizing companies with strong secular growth strategies.

September 16, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by the fund's investment adviser, BNY Mellon Investment Adviser, Inc., pursuant to an agreement in effect through June 30, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Research Growth Fund, Inc. from March 1, 2019 to August 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended August 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$5.28	$9.11	$4.00	$4.00	$4.31
Ending value (after expenses)	$1,039.70	$1,035.60	$1,040.40	$1,041.20	$1,040.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended August 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$5.23	$9.02	$3.96	$3.96	$4.27
Ending value (after expenses)	$1,019.96	$1,016.19	$1,021.22	$1,021.22	$1,020.91

†Expenses are equal to the fund‘s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I, .78% for Class Y and .84% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Capital Goods - 5.7%
Honeywell International	183,480		30,204,478
Ingersoll-Rand	169,880		20,570,769
Rockwell Automation	109,672		16,756,785
United Technologies	214,659		27,957,188
			95,489,220
Consumer Services - 4.3%
Chipotle Mexican Grill	26,191	[a]	21,959,058
McDonald's	142,582		31,078,599
Wynn Resorts	163,518	[b]	18,011,508
			71,049,165
Energy - .8%
Marathon Petroleum	281,105		13,833,177
Food & Staples Retailing - 1.1%
Walmart	165,082		18,862,269
Food, Beverage & Tobacco - 2.6%
PepsiCo	316,173		43,230,334
Health Care Equipment & Services - 7.0%
Alcon	262,989	[a,b]	16,031,809
Anthem	87,532		22,891,369
Baxter International	247,322		21,751,970
Boston Scientific	680,823	[a]	29,091,567
Danaher	145,230		20,635,731
Masimo	37,427	[a]	5,735,688
			116,138,134
Household & Personal Products - 2.5%
Colgate-Palmolive	308,116		22,846,801
The Procter & Gamble Company	152,459		18,330,146
			41,176,947
Insurance - 1.9%
American International Group	592,732		30,845,773
Materials - 1.5%
CF Industries Holdings	302,819		14,592,848
Newmont Goldcorp	282,221		11,257,796
			25,850,644
Media & Entertainment - 8.8%
Alphabet, Cl. C	75,966	[a]	90,255,205
Netflix	113,672	[a]	33,391,150
Twitter	528,439	[a]	22,537,923
			146,184,278
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
BioMarin Pharmaceutical	128,247	[a]	9,626,220

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.5% (continued)
Charles River Laboratories International	89,764	[a]	11,777,037
Eli Lilly & Co.	195,951		22,136,584
Merck & Co.	510,860		44,174,064
Neurocrine Biosciences	94,021	[a]	9,347,568
Sage Therapeutics	64,495	[a,b]	11,071,857
Sarepta Therapeutics	82,100	[a,b]	7,401,315
Vertex Pharmaceuticals	69,929	[a]	12,588,619
Zoetis	110,349		13,950,321
			142,073,585
Retailing - 8.9%
Amazon.com	59,392	[a]	105,497,416
O'Reilly Automotive	80,773	[a]	30,997,446
Wayfair, Cl. A	97,646	[a,b]	11,008,610
			147,503,472
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices	397,310	[a,b]	12,495,399
Broadcom	118,383		33,459,771
Microchip Technology	179,026		15,455,315
Qualcomm	430,969		33,516,459
Xilinx	251,503		26,171,402
			121,098,346
Software & Services - 24.9%
FleetCor Technologies	55,155	[a]	16,458,252
HubSpot	78,612	[a]	15,697,244
International Business Machines	230,259		31,207,002
Microsoft	753,625		103,894,742
Palo Alto Networks	83,712	[a]	17,045,437
PayPal Holdings	308,255	[a]	33,615,208
Salesforce.com	191,897	[a]	29,949,365
ServiceNow	94,085	[a]	24,635,216
Splunk	154,732	[a]	17,302,132
SS&C Technologies Holdings	436,412		20,341,163
Teradata	285,850	[a]	8,824,189
Twilio, Cl. A	141,621	[a,b]	18,477,292
Visa, Cl. A	419,751	[b]	75,899,376
			413,346,618
Technology Hardware & Equipment - 6.5%
Apple	371,258		77,496,395
Cognex	373,783		16,850,138
Zebra Technologies, Cl. A	64,629	[a]	13,250,884
			107,597,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Telecommunication Services - 1.7%
T-Mobile US		373,396	[a]	29,143,558
Transportation - 2.0%
Union Pacific		203,572		32,970,521
Utilities - 1.5%
NextEra Energy		110,948		24,306,488
Total Common Stocks (cost $1,157,620,770)				1,620,699,946
	1-Day Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $33,904,734)	2.09	33,904,734	[c]	33,904,734

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,827,217)	2.09	1,827,217	[c]	1,827,217
Total Investments (cost $1,193,352,722)		99.7%		1,656,431,897
Cash and Receivables (Net)		.3%		5,676,851
Net Assets		100.0%		1,662,108,748

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $129,265,941 and the value of the collateral was $131,835,027, consisting of cash collateral of $1,827,217 and U.S. Government & Agency securities valued at $130,007,810.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	38.6
Health Care	15.5
Consumer Discretionary	13.2
Communication Services	10.5
Industrials	7.7
Consumer Staples	6.2
Investment Companies	2.2
Financials	1.9
Materials	1.6
Utilities	1.5
Energy	.8
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 2/28/19 ($)	Purchases ($)	Sales ($)	Value 8/31/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	47,459,791	227,201,844	240,756,901	33,904,734	2.1	449,251
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	30,150,686	28,323,469	1,827,217.1		-
Total	47,459,791	257,352,530	269,080,370	35,731,951	2.2	449,251

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $129,265,941)—Note 1(b):
Unaffiliated issuers	1,157,620,770	1,620,699,946
Affiliated issuers	35,731,951	35,731,951
Receivable for investment securities sold		19,956,426
Dividends, interest and securities lending income receivable		2,278,534
Receivable for shares of Common Stock subscribed		292,594
Prepaid expenses		91,350
		1,679,050,801
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,219,791
Payable for investment securities purchased		12,131,275
Liability for securities on loan—Note 1(b)		1,827,217
Payable for shares of Common Stock redeemed		1,620,402
Directors fees and expenses payable		23,072
Other accrued expenses		120,296
		16,942,053
Net Assets ($)		1,662,108,748
Composition of Net Assets ($):
Paid-in capital		1,108,139,089
Total distributable earnings (loss)		553,969,659
Net Assets ($)		1,662,108,748

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	554,185,838	30,137,983	290,396,751	305,339,831	482,048,345
Shares Outstanding	37,025,545	2,250,706	19,361,212	20,404,652	31,513,682
Net Asset Value Per Share ($)	14.97	13.39	15.00	14.96	15.30

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	9,116,097
Affiliated issuers	449,251
Income from securities lending—Note 1(b)	134,391
Total Income	9,699,739
Expenses:
Management fee—Note 3(a)	6,363,675
Shareholder servicing costs—Note 3(c)	1,331,714
Distribution fees—Note 3(b)	124,971
Directors’ fees and expenses—Note 3(d)	83,429
Registration fees	52,616
Professional fees	51,052
Prospectus and shareholders’ reports	43,284
Loan commitment fees—Note 2	15,522
Custodian fees—Note 3(c)	13,295
Miscellaneous	13,499
Total Expenses	8,093,057
Less—reduction in expenses due to undertaking—Note 3(a)	(422,854)
Net Expenses	7,670,203
Investment Income—Net	2,029,536
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	89,153,874
Net change in unrealized appreciation (depreciation) on investments	(24,059,705)
Net Realized and Unrealized Gain (Loss) on Investments	65,094,169
Net Increase in Net Assets Resulting from Operations	67,123,705

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations ($):
Investment income—net	2,029,536	4,620,363
Net realized gain (loss) on investments	89,153,874	203,287,775
Net change in unrealized appreciation (depreciation) on investments	(24,059,705)	(42,703,210)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,123,705	165,204,928
Distributions ($):
Distributions to shareholders:
Class A	(16,127,556)	(85,255,529)
Class C	(1,059,228)	(6,245,504)
Class I	(9,062,804)	(46,019,054)
Class Y	(9,406,916)	(52,174,738)
Class Z	(14,360,200)	(72,411,479)
Total Distributions	(50,016,704)	(262,106,304)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,530,402	19,601,590
Class C	669,352	4,475,015
Class I	28,704,675	67,740,974
Class Y	25,651,318	45,952,421
Class Z	1,046,586	2,483,428
Distributions reinvested:
Class A	15,349,315	80,715,052
Class C	659,367	3,879,200
Class I	7,721,897	38,084,609
Class Y	5,962,928	31,075,998
Class Z	13,546,526	67,573,032
Cost of shares redeemed:
Class A	(34,070,101)	(78,326,793)
Class C	(5,981,813)	(13,881,060)
Class I	(36,431,241)	(116,341,119)
Class Y	(36,056,505)	(97,330,548)
Class Z	(20,445,602)	(37,870,072)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,142,896)	17,831,727
Total Increase (Decrease) in Net Assets	(7,035,895)	(79,069,649)
Net Assets ($):
Beginning of Period	1,669,144,643	1,748,214,292
End of Period	1,662,108,748	1,669,144,643

	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	623,882	1,290,224
Shares issued for distributions reinvested	999,985	5,745,223
Shares redeemed	(2,239,868)	(5,064,327)
Net Increase (Decrease) in Shares Outstanding	(616,001)	1,971,120
Class Cb
Shares sold	48,834	337,606
Shares issued for distributions reinvested	47,954	303,848
Shares redeemed	(437,040)	(995,185)
Net Increase (Decrease) in Shares Outstanding	(340,252)	(353,731)
Class Ia
Shares sold	1,879,940	4,393,153
Shares issued for distributions reinvested	502,400	2,698,571
Shares redeemed	(2,381,606)	(7,489,324)
Net Increase (Decrease) in Shares Outstanding	734	(397,600)
Class Ya
Shares sold	1,695,283	3,068,693
Shares issued for distributions reinvested	388,971	2,204,348
Shares redeemed	(2,362,746)	(6,563,835)
Net Increase (Decrease) in Shares Outstanding	(278,492)	(1,290,794)
Class Za
Shares sold	68,211	155,505
Shares issued for distributions reinvested	863,909	4,714,368
Shares redeemed	(1,313,283)	(2,398,355)
Net Increase (Decrease) in Shares Outstanding	(381,163)	2,471,518

[a]During the period ended August 31, 2019, 47,320 Class Y shares representing $720,489 were exchanged for 47,210 Class I shares and during the period ended February 28, 2019, 905 Class Z shares representing $15,749 were exchanged for 922 Class A shares, 157 Class A shares representing $2,568 were exchanged for 156 Class I shares and 103,611 Class Y shares representing $1,658,133 were exchanged for 103,417 Class I shares.

[b]During the period ended August 31, 2019, 5,588 Class C shares representing $76,493 were automatically converted to 5,023 Class A shares and during the period ended February 28, 2019, 19,860 Class C shares representing $282,827 were automatically converted to 18,181 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	August 31, 2019	Year Ended February 28/29
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.81	15.87	14.53	12.87	14.50	14.49
Investment Operations:
Investment income—net[a]	.01	.02	.02	.03	.02	.01
Net realized and unrealized gain (loss) on investments	.59	1.37	2.76	2.36	(.75)	1.03
Total from Investment Operations	.60	1.39	2.78	2.39	(.73)	1.04
Distributions:
Dividends from investment income—net	-	(.00)[b]	-	(.02)	-	-
Dividends from net realized gain on investments	(.44)	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(.44)	(2.45)	(1.44)	(.73)	(.90)	(1.03)
Net asset value, end of period	14.97	14.81	15.87	14.53	12.87	14.50
Total Return (%)[c]	3.97[d]	10.24	19.73	18.91	(5.52)	7.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[e]	1.12	1.14	1.17	1.16	1.17
Ratio of net expenses to average net assets	1.03[e]	1.03	1.04	1.13	1.13	1.13
Ratio of net investment income to average net assets	.11[e]	.15	.14	.24	.14	.08
Portfolio Turnover Rate	27.36[d]	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	554,186	557,597	566,182	486,156	531,434	578,656

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	August 31, 2019	Year Ended February 28/29
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	13.34	14.64	13.59	12.15	13.84	13.98
Investment Operations:
Investment (loss)—net[a]	(.04)	(.09)	(.08)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss) on investments	.53	1.24	2.57	2.22	(.71)	.98
Total from Investment Operations	.49	1.15	2.49	2.15	(.79)	.89
Distributions:
Dividends from net realized gain on investments	(.44)	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Net asset value, end of period	13.39	13.34	14.64	13.59	12.15	13.84
Total Return (%)[b]	3.56[c]	9.40	18.95	18.04	(6.23)	6.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86[d]	1.84	1.88	1.91	1.90	1.91
Ratio of net expenses to average net assets	1.78[d]	1.78	1.79	1.88	1.88	1.88
Ratio of net investment (loss) to average net assets	(.65)[d]	(.61)	(.58)	(.51)	(.61)	(.67)
Portfolio Turnover Rate	27.36[c]	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	30,138	34,570	43,106	118,442	118,252	135,359

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	August 31, 2019	Year Ended February 28/29
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.86	15.91	14.56	12.92	14.58	14.53
Investment Operations:
Investment income—net[a]	.03	.06	.06	.07	.06	.05
Net realized and unrealized gain (loss) on investments	.59	1.38	2.77	2.37	(.76)	1.04
Total from Investment Operations	.62	1.44	2.83	2.44	(.70)	1.09
Distributions:
Dividends from investment income—net	(.04)	(.04)	(.04)	(.09)	(.06)	(.01)
Dividends from net realized gain on investments	(.44)	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(.48)	(2.49)	(1.48)	(.80)	(.96)	(1.04)
Net asset value, end of period	15.00	14.86	15.91	14.56	12.92	14.58
Total Return (%)	4.04[b]	10.54	20.07	19.25	(5.28)	7.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.85	.86	.88	.88	.87
Ratio of net expenses to average net assets	.78[c]	.78	.79	.87	.86	.86
Ratio of net investment income to average net assets	.36[c]	.39	.40	.51	.42	.37
Portfolio Turnover Rate	27.36[b]	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	290,397	287,626	314,303	447,384	401,688	307,239

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	August 31, 2019	Year Ended February 28/29
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.82	15.88	14.55	12.92	14.58	14.54
Investment Operations:
Investment income—net[a]	.03	.06	.06	.08	.07	.06
Net realized and unrealized gain (loss) on investments	.59	1.37	2.76	2.37	(.75)	1.03
Total from Investment Operations	.62	1.43	2.82	2.45	(.68)	1.09
Distributions:
Dividends from investment income—net	(.04)	(.04)	(.05)	(.11)	(.08)	(.02)
Dividends from net realized gain on investments	(.44)	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(.48)	(2.49)	(1.49)	(.82)	(.98)	(1.05)
Net asset value, end of period	14.96	14.82	15.88	14.55	12.92	14.58
Total Return (%)	4.12[b]	10.49	20.05	19.34	(5.16)	7.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.78	.79	.80	.79	.81
Ratio of net expenses to average net assets	.78[c]	.78	.78	.79	.79	.79
Ratio of net investment income to average net assets	.36[c]	.39	.38	.58	.48	.39
Portfolio Turnover Rate	27.36[b]	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	305,340	306,588	348,911	229,861	210,912	268,554

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months ended
	August 31, 2019	Year Ended February 28/29
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.14	16.17	14.77	13.09	14.75	14.69
Investment Operations:
Investment income—net[a]	.02	.05	.06	.06	.05	.04
Net realized and unrealized gain (loss) on investments	.61	1.40	2.81	2.40	(.76)	1.05
Total from Investment Operations	.63	1.45	2.87	2.46	(.71)	1.09
Distributions:
Dividends from investment income—net	(.03)	(.03)	(.03)	(.07)	(.05)	(.00)[b]
Dividends from net realized gain on investments	(.44)	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(.47)	(2.48)	(1.47)	(.78)	(.95)	(1.03)
Net asset value, end of period	15.30	15.14	16.17	14.77	13.09	14.75
Total Return (%)	4.03[c]	10.46	20.02	19.17	(5.31)	7.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.88	.86	.93	.91	.90
Ratio of net expenses to average net assets	.84[d]	.85	.83	.93	.90	.90
Ratio of net investment income to average net assets	.30[d]	.32	.36	.44	.37	.31
Portfolio Turnover Rate	27.36[c]	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	482,048	482,764	475,713	430,180	389,776	441,658

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Research Growth Fund, Inc. to BNY Mellon Research Growth Fund, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities†:
Equity Securities - Common Stocks	1,620,699,946	-	-	1,620,699,946
Investment Companies	35,731,951	-	-	35,731,951

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2019, The Bank of New York Mellon earned $31,256 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2019 was as follows: ordinary income $28,351,594 and long-term capital gains $233,754,710. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2018-13 had no impact on the operations of the fund for the period ended August 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1 1/2% of the value of Class Z shares’ average daily net assets, the Adviser will bear such excess expense. During the period ended August 31, 2019, there were no reimbursements pursuant to the Agreements.

In addition, the Adviser has contractually agreed, from March 1, 2019 through June 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after June 30, 2020, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $422,854 during the period ended August 31, 2019.

During the period ended August 31, 2019, the Distributor retained $5,957 from commissions earned on sales of the fund’s Class A and $96 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2019, Class C shares were charged $124,971 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2019, Class A, Class C and Class Z shares were charged $709,627, $41,657 and $139,343, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund has an arrangement with the custodian to receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2019, the fund was charged $142,040 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2019, the fund was charged $13,295 pursuant to the custody agreement.

During the period ended August 31, 2019, the fund was charged $5,770 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,033,445, Distribution Plan fees $18,945, Shareholder Services Plan fees $121,567, custodian fees $9,715, Chief Compliance Officer fees $2,252 and transfer agency fees $68,053, which are offset against an expense reimbursement currently in effect in the amount of $34,186.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2019, amounted to $451,560,611 and $514,456,897, respectively.

At August 31, 2019, accumulated net unrealized appreciation on investments was $463,079,175, consisting of $495,248,467 gross unrealized appreciation and $32,169,292 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the one- and ten-year periods when performance was at or above the medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s improved performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Research Growth Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6232SA0819

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Research Growth Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      October 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      October 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)